Regulatory Assets and Liabilities (Tables)	Nov. 18, 2019
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Regulatory assets and liabilities include the following:

	June 30, 2019	December 31, 2018

(millions)

Dominion Energy

Regulatory assets:

Deferred cost of fuel used in electric generation (1)	$124	$174

Deferred project costs and DSM programs for gas utilities (2)	64	17

Unrecovered gas costs (3)	55	14

Deferred rate adjustment clause costs for Virginia electric utility (4)(5)	56	78

Deferred nuclear refueling outage costs (6)	56	69

NND Project costs (7)	138	—

PJM transmission rates (8)	69	45

Other	183	99

Regulatory assets-current	745	496

Deferred cost of fuel used in electric generation (1)	1	83

Unrecognized pension and other postretirement benefit costs (9)	1,360	1,497

Deferred rate adjustment clause costs for Virginia electric utility (4)(5)(10)	278	230

Deferred project costs for gas utilities (2)	451	335

PJM transmission rates (8)	169	192

Interest rate hedges (11)	706	184

AROs and related funding (12)	340	—

Cost of reacquired debt (13)(14)	203	3

NND Project costs (7)	2,572	—

Ash pond and landfill closure costs (15)	968	27

Other	515	125

Regulatory assets-noncurrent	7,563	2,676

Total regulatory assets	$8,308	$3,172

Regulatory liabilities:

Provision for future cost of removal and AROs (16)	$117	$117

Reserve for refunds and rate credits to electric utility customers (17)	136	71

Cost-of-service impact of 2017 Tax Reform Act (18)	13	104

Income taxes refundable through future rates (19)	130	—

Monetization of guarantee settlement (20)	67	—

Other	60	64

Regulatory liabilities-current	523	356

Income taxes refundable through future rates (19)	4,937	4,071

Provision for future cost of removal and AROs (16)	2,229	1,409

Nuclear decommissioning trust (21)	1,314	1,070

Monetization of guarantee settlement (20)	1,003	—

Reserve for refunds and rate credits to electric utility customers (17)	813	—

Overrecovered other postretirement benefit costs (22)	139	120

Other	373	170

Regulatory liabilities-noncurrent	10,808	6,840

Total regulatory liabilities	$11,331	$7,196

(1)	Reflects deferred fuel expenses for the Virginia, North Carolina and South Carolina jurisdictions of Dominion Energy’s electric generation operations.
(2)
Primarily reflects amounts expected to be collected from or owed to gas customers in Dominion Energy’s service territories associated with current and prospective rider projects, including CEP, PIR, and pipeline integrity management. See Note 13 for more information.

(3)	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.
(4)
Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects, net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power. See Note 13 for more information.

(5)
As a result of actions from the Virginia Commission in the first quarter of 2019 regarding the ratemaking treatment of excess deferred taxes from the adoption of the 2017 Tax Reform Act for all existing rate adjustment clauses, Virginia Power recorded a $29 million ($22 million after-tax)
charge in operating revenue in the Consolidated Statements of Income for amounts which are probable of being returned to customers.

(6)
Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.

(7)
Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a
20-year
period ending in 2039. See Note 3 for more information.

(8)
Reflects amounts to be recovered through retail rates in Virginia for payments Virginia Power will make to PJM over a ten-year period ending 2028 under the terms of a FERC settlement agreement in May 2018 resolving a PJM cost allocation matter.

(9)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy’s rate-regulated subsidiaries.

(10)	During the first quarter of 2019, Virginia Power recorded a charge of $17 million ($13 million after-tax) to write-off the balance of a regulatory asset for which it is no longer seeking recovery.
(11)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 26 years.

(12)
Represents deferred depreciation and accretion expense related to legal obligations associated with the future retirement of generation, transmission and distribution properties. The AROs primarily relate to DESC’s electric generating facilities, including V.C. Summer nuclear power station, and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 106 years.

(13)
Costs of the reacquisition of debt are deferred and amortized as interest expense over the would-be
remaining life of the reacquired debt. The reacquired debt costs had a weighted-average life of approximately 30 years as of June 30, 2019.

(14)
In March 2019, DESC purchased certain of its first mortgage bonds having an aggregate purchase price of $1.2 billion, as discussed in Note 17. As a result of this transaction, Dominion Energy incurred costs, including write-off
of unamortized discount, premium, and debt issuance costs, of $187 million.

(15)
Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCRs to an approved landfill or through recycling for beneficial reuse. Subject to approval by the Virginia Commission, amounts are expected to be collected over a period between 15 and 18 years commencing no earlier than 2021. See Note 18 for additional information.

(16)	Rates charged to customers by Dominion Energy’s regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(17)
Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period in connection with the SCANA Merger Approval Order and Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers in Virginia. See Notes 3 and 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K, as updated in Current Report on Form 8-K, filed November 18, 2019, for the year ended December 31, 2018 and Note 3 in this report for more information.

(18)
Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at the Companies’ regulated electric generation and electric and natural gas distribution operations. See Notes 3 and 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
,
 as updated in
Current Report on Form 8-K, filed November 18, 2019,
and Note 13 in this report for more information.

(19)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.

(20)
Reflects amounts to be refunded to DESC electric service customers over a
20-year
period ending in 2039 associated with the monetization of a bankruptcy settlement agreement. See Note 3 for additional information.

(21)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon, as applicable) for the future decommissioning of Dominion Energy’s utility nuclear generation stations, in excess of the related AROs.

(22)	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.

	June 30, 2019	December 31, 2018
(millions)
Virginia Power
Regulatory assets:
Deferred cost of fuel used in electric generation (1)	$111	$174
Deferred rate adjustment clause costs (2)(3)	56	78
Deferred nuclear refueling outage costs (4)	56	69
PJM transmission rates (5)	69	45
Other	51	58

Regulatory assets-current (6)	343	424

Deferred rate adjustment clause costs (2)(3)(7)	278	230
PJM transmission rates (5)	169	192
Interest rate hedges (8)	367	151
Deferred cost of fuel used in electric generation (1)	1	83
Ash pond and landfill closure costs (9)	968	27
Other	89	54

Regulatory assets-noncurrent	1,872	737

Total regulatory assets	$2,215	$1,161

Regulatory liabilities:
Provision for future cost of removal (10)	$92	$92
Cost-of-service impact of 2017 Tax Reform Act (11)	10	95
Reserve for rate credits to electric utility customers (12)	—	71
Income taxes refundable through future rates (13)	74	—
Other	12	41

Regulatory liabilities-current	188	299

Income taxes refundable through future rates (13)	2,413	2,579
Nuclear decommissioning trust (14)	1,314	1,070
Provision for future cost of removal (10)	969	940
Other	116	58

Regulatory liabilities-noncurrent	4,812	4,647

Total regulatory liabilities	$5,000	$4,946

(1)	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power’s generation operations.
(2)
Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects, net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power. See Note 13 for more information.

(3)
As a result of actions from the Virginia Commission in the first quarter of 2019 regarding the ratemaking treatment of excess deferred taxes from the adoption of the 2017 Tax Reform Act for all existing rate adjustment clauses, Virginia Power recorded a $29 million ($22 million after-tax)
charge in operating revenue in the Consolidated Statements of Income for amounts which are probable of being returned to customers.

(4)
Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.

(5)
Reflects amounts to be recovered through retail rates in Virginia for payments Virginia Power will make to PJM over a ten-year
period ending 2028 under the terms of a FERC settlement agreement in May 2018 resolving a PJM cost allocation matter.

(6)	Current regulatory assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
(7)	During the first quarter of 2019, Virginia Power recorded a charge of $17 million ($13 million after-tax) to write-off the balance of a regulatory asset for which it is no longer seeking recovery.
(8)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 22 years.

(9)
Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through recycling for beneficial reuse. Subject to approval by the Virginia Commission, amounts are expected to be collected over a period between 15 and 18 years commencing no earlier than 2021. See Note 18 for additional information.

(10)	Rates charged to customers by Virginia Power’s regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(11)
Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at regulated electric generation and distribution operations. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed November 18, 2019, and Note 13 in this report for more information.

(12)
Charge associated with Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed November 18, 2019, for more information.

(13)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.

(14)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.

	June 30, 2019	December 31, 2018
(millions)
Dominion Energy Gas
Regulatory assets:
Unrecovered gas costs (1)	$1	$1
Other	8	7

Regulatory assets-current (2)	9	8

Unrecognized pension and other postretirement benefit costs (3)	4	15
Interest rate hedges (4)	32	33
Other	7	4

Regulatory assets-noncurrent (5)	43	52

Total regulatory assets	$52	$60

Regulatory liabilities:
Provision for future cost of removal and AROs (6)	$10	$9
Overrecovered gas costs (1)	8	7
Other	14	8

Regulatory liabilities-current (7)	32	24

Income taxes refundable through future rates (8)	568	530
Provision for future cost of removal and AROs (6)	110	113
Overrecovered other postretirement benefit costs (9)	118	106
Other	14	16

Regulatory liabilities-noncurrent	810	765

Total regulatory liabilities	$842	$789

(1)	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.
(2)	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
(3)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy Gas’ rate-regulated subsidiaries.

(4)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 30 years.

(5)	Noncurrent regulatory assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
(6)
Rates charged to customers by Dominion Energy Gas’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.

(7)	Current regulatory liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
(8)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.

(9)	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.

Schedule of Regulatory Liabilities
Regulatory assets and liabilities include the following:

	June 30, 2019	December 31, 2018

(millions)

Dominion Energy

Regulatory assets:

Deferred cost of fuel used in electric generation (1)	$124	$174

Deferred project costs and DSM programs for gas utilities (2)	64	17

Unrecovered gas costs (3)	55	14

Deferred rate adjustment clause costs for Virginia electric utility (4)(5)	56	78

Deferred nuclear refueling outage costs (6)	56	69

NND Project costs (7)	138	—

PJM transmission rates (8)	69	45

Other	183	99

Regulatory assets-current	745	496

Deferred cost of fuel used in electric generation (1)	1	83

Unrecognized pension and other postretirement benefit costs (9)	1,360	1,497

Deferred rate adjustment clause costs for Virginia electric utility (4)(5)(10)	278	230

Deferred project costs for gas utilities (2)	451	335

PJM transmission rates (8)	169	192

Interest rate hedges (11)	706	184

AROs and related funding (12)	340	—

Cost of reacquired debt (13)(14)	203	3

NND Project costs (7)	2,572	—

Ash pond and landfill closure costs (15)	968	27

Other	515	125

Regulatory assets-noncurrent	7,563	2,676

Total regulatory assets	$8,308	$3,172

Regulatory liabilities:

Provision for future cost of removal and AROs (16)	$117	$117

Reserve for refunds and rate credits to electric utility customers (17)	136	71

Cost-of-service impact of 2017 Tax Reform Act (18)	13	104

Income taxes refundable through future rates (19)	130	—

Monetization of guarantee settlement (20)	67	—

Other	60	64

Regulatory liabilities-current	523	356

Income taxes refundable through future rates (19)	4,937	4,071

Provision for future cost of removal and AROs (16)	2,229	1,409

Nuclear decommissioning trust (21)	1,314	1,070

Monetization of guarantee settlement (20)	1,003	—

Reserve for refunds and rate credits to electric utility customers (17)	813	—

Overrecovered other postretirement benefit costs (22)	139	120

Other	373	170

Regulatory liabilities-noncurrent	10,808	6,840

Total regulatory liabilities	$11,331	$7,196

(1)	Reflects deferred fuel expenses for the Virginia, North Carolina and South Carolina jurisdictions of Dominion Energy’s electric generation operations.
(2)
Primarily reflects amounts expected to be collected from or owed to gas customers in Dominion Energy’s service territories associated with current and prospective rider projects, including CEP, PIR, and pipeline integrity management. See Note 13 for more information.

(3)	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.
(4)
Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects, net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power. See Note 13 for more information.

(5)
As a result of actions from the Virginia Commission in the first quarter of 2019 regarding the ratemaking treatment of excess deferred taxes from the adoption of the 2017 Tax Reform Act for all existing rate adjustment clauses, Virginia Power recorded a $29 million ($22 million after-tax)
charge in operating revenue in the Consolidated Statements of Income for amounts which are probable of being returned to customers.

(6)
Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.

(7)
Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a
20-year
period ending in 2039. See Note 3 for more information.

(8)
Reflects amounts to be recovered through retail rates in Virginia for payments Virginia Power will make to PJM over a ten-year period ending 2028 under the terms of a FERC settlement agreement in May 2018 resolving a PJM cost allocation matter.

(9)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy’s rate-regulated subsidiaries.

(10)	During the first quarter of 2019, Virginia Power recorded a charge of $17 million ($13 million after-tax) to write-off the balance of a regulatory asset for which it is no longer seeking recovery.
(11)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 26 years.

(12)
Represents deferred depreciation and accretion expense related to legal obligations associated with the future retirement of generation, transmission and distribution properties. The AROs primarily relate to DESC’s electric generating facilities, including V.C. Summer nuclear power station, and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 106 years.

(13)
Costs of the reacquisition of debt are deferred and amortized as interest expense over the would-be
remaining life of the reacquired debt. The reacquired debt costs had a weighted-average life of approximately 30 years as of June 30, 2019.

(14)
In March 2019, DESC purchased certain of its first mortgage bonds having an aggregate purchase price of $1.2 billion, as discussed in Note 17. As a result of this transaction, Dominion Energy incurred costs, including write-off
of unamortized discount, premium, and debt issuance costs, of $187 million.

(15)
Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCRs to an approved landfill or through recycling for beneficial reuse. Subject to approval by the Virginia Commission, amounts are expected to be collected over a period between 15 and 18 years commencing no earlier than 2021. See Note 18 for additional information.

(16)	Rates charged to customers by Dominion Energy’s regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(17)
Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period in connection with the SCANA Merger Approval Order and Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers in Virginia. See Notes 3 and 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K, as updated in Current Report on Form 8-K, filed November 18, 2019, for the year ended December 31, 2018 and Note 3 in this report for more information.

(18)
Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at the Companies’ regulated electric generation and electric and natural gas distribution operations. See Notes 3 and 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
,
 as updated in
Current Report on Form 8-K, filed November 18, 2019,
and Note 13 in this report for more information.

(19)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.

(20)
Reflects amounts to be refunded to DESC electric service customers over a
20-year
period ending in 2039 associated with the monetization of a bankruptcy settlement agreement. See Note 3 for additional information.

(21)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon, as applicable) for the future decommissioning of Dominion Energy’s utility nuclear generation stations, in excess of the related AROs.

(22)	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.

	June 30, 2019	December 31, 2018
(millions)
Virginia Power
Regulatory assets:
Deferred cost of fuel used in electric generation (1)	$111	$174
Deferred rate adjustment clause costs (2)(3)	56	78
Deferred nuclear refueling outage costs (4)	56	69
PJM transmission rates (5)	69	45
Other	51	58

Regulatory assets-current (6)	343	424

Deferred rate adjustment clause costs (2)(3)(7)	278	230
PJM transmission rates (5)	169	192
Interest rate hedges (8)	367	151
Deferred cost of fuel used in electric generation (1)	1	83
Ash pond and landfill closure costs (9)	968	27
Other	89	54

Regulatory assets-noncurrent	1,872	737

Total regulatory assets	$2,215	$1,161

Regulatory liabilities:
Provision for future cost of removal (10)	$92	$92
Cost-of-service impact of 2017 Tax Reform Act (11)	10	95
Reserve for rate credits to electric utility customers (12)	—	71
Income taxes refundable through future rates (13)	74	—
Other	12	41

Regulatory liabilities-current	188	299

Income taxes refundable through future rates (13)	2,413	2,579
Nuclear decommissioning trust (14)	1,314	1,070
Provision for future cost of removal (10)	969	940
Other	116	58

Regulatory liabilities-noncurrent	4,812	4,647

Total regulatory liabilities	$5,000	$4,946

(1)	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power’s generation operations.
(2)
Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects, net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power. See Note 13 for more information.

(3)
As a result of actions from the Virginia Commission in the first quarter of 2019 regarding the ratemaking treatment of excess deferred taxes from the adoption of the 2017 Tax Reform Act for all existing rate adjustment clauses, Virginia Power recorded a $29 million ($22 million after-tax)
charge in operating revenue in the Consolidated Statements of Income for amounts which are probable of being returned to customers.

(4)
Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.

(5)
Reflects amounts to be recovered through retail rates in Virginia for payments Virginia Power will make to PJM over a ten-year
period ending 2028 under the terms of a FERC settlement agreement in May 2018 resolving a PJM cost allocation matter.

(6)	Current regulatory assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
(7)	During the first quarter of 2019, Virginia Power recorded a charge of $17 million ($13 million after-tax) to write-off the balance of a regulatory asset for which it is no longer seeking recovery.
(8)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 22 years.

(9)
Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through recycling for beneficial reuse. Subject to approval by the Virginia Commission, amounts are expected to be collected over a period between 15 and 18 years commencing no earlier than 2021. See Note 18 for additional information.

(10)	Rates charged to customers by Virginia Power’s regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(11)
Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at regulated electric generation and distribution operations. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed November 18, 2019, and Note 13 in this report for more information.

(12)
Charge associated with Virginia legislation enacted in March 2018 that required one-time rate credits of certain amounts to utility customers. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2018, as updated in Current Report on Form 8-K, filed November 18, 2019, for more information.

(13)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.

(14)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.

	June 30, 2019	December 31, 2018
(millions)
Dominion Energy Gas
Regulatory assets:
Unrecovered gas costs (1)	$1	$1
Other	8	7

Regulatory assets-current (2)	9	8

Unrecognized pension and other postretirement benefit costs (3)	4	15
Interest rate hedges (4)	32	33
Other	7	4

Regulatory assets-noncurrent (5)	43	52

Total regulatory assets	$52	$60

Regulatory liabilities:
Provision for future cost of removal and AROs (6)	$10	$9
Overrecovered gas costs (1)	8	7
Other	14	8

Regulatory liabilities-current (7)	32	24

Income taxes refundable through future rates (8)	568	530
Provision for future cost of removal and AROs (6)	110	113
Overrecovered other postretirement benefit costs (9)	118	106
Other	14	16

Regulatory liabilities-noncurrent	810	765

Total regulatory liabilities	$842	$789

(1)	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.
(2)	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
(3)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy Gas’ rate-regulated subsidiaries.

(4)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 30 years.

(5)	Noncurrent regulatory assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
(6)
Rates charged to customers by Dominion Energy Gas’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.

(7)	Current regulatory liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
(8)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.

(9)	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.